Annual Total Returns - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 70% Portfolio - VIP FundsManager 70% Portfolio - Investor Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	5.15%
Annual Return 2015	0.49%
Annual Return 2016	4.96%
Annual Return 2017	19.21%
Annual Return 2018	(7.49%)
Annual Return 2019	22.66%
Annual Return 2020	16.10%
Annual Return 2021	14.52%
Annual Return 2022	(15.67%)
Annual Return 2023	15.73%